Loan Due From a Third Party (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Loan Duefrom Third Party [Abstract]
Provided Loan	$ 1,390,000
LoanInterest rate of percentage	2.00%
Interest of loan	$ 100,000